Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment - Portfolios that have management adjustments greater than GBP10m by product (audited) (Details) - Portfolios that have management adjustments greater than GBP 10m by product [member] - GBP (£)
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Threshold for adjustments excluded from sensitivity analysis	£ 10,000,000
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total management adjustments to impairment allowances, including forbearance	£ (54,000,000)	£ (71,000,000)
Proportion of total impairment allowances	11.60%	15.50%
Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total management adjustments to impairment allowances, including forbearance	£ (370,000,000)	£ (80,000,000)
Proportion of total impairment allowances	6.90%	2.60%
UK economic uncertainty adjustment	£ 100,000,000
Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total management adjustments to impairment allowances, including forbearance	£ 7,000,000	£ (138,000,000)
Proportion of total impairment allowances	(0.70%)	12.10%
UK economic uncertainty adjustment	£ 50,000,000